Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2025 and December 31, 2024:

	As at December 31, 2025
	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,222.0	$—	$—	$—	$1,222.0
U.S. agency	—	2.0	—	—	2.0
Municipal	—	92.3	—	—	92.3
Corporate	—	1,997.6	—	—	1,997.6
Non-U.S. government-backed corporate	—	66.3	—	—	66.3
Non-U.S. government	296.3	105.3	—	—	401.6
Asset-backed	—	501.0	—	—	501.0
Agency commercial mortgage-backed	—	9.5	—	—	9.5
Agency residential mortgage-backed	—	721.1	—	—	721.1
Total fixed income securities, available for sale	1,518.3	3,495.1	—	—	5,013.4
Short-term investments, available for sale	42.5	2.9	—	—	45.4
Privately-held investments, available for sale	—	—	50.5	—	50.5
Fixed income securities, trading
U.S. government	263.9	—	—	—	263.9
Municipal	—	4.7	—	—	4.7
Corporate	—	141.2	—	—	141.2
High yield loans	—	100.0	—	—	100.0
Non-U.S. government	25.1	12.5	—	—	37.6
Asset-backed	—	460.7	—	—	460.7
Agency mortgage-backed	—	32.1	—	—	32.1
Total fixed income securities, trading	289.0	751.2	—	—	1,040.2
Privately-held investments, trading	—	—	121.8	—	121.8
Equity securities	8.1	—	—	—	8.1
Other investments	—	—	—	279.6	279.6

Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	5.0	—	—	5.0
Derivative liabilities — foreign exchange contracts	—	(12.1)	—	—	(12.1)
Total	$1,857.9	$4,242.1	$172.3	279.6	$6,551.9

	At December 31, 2024
	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,480.6	$—	$—	$—	$1,480.6
U.S. agency	—	7.2	—	—	7.2
Municipal	—	82.3	—	—	82.3
Corporate	—	1,986.4	—	—	1,986.4
Non-U.S. government-backed corporate	—	131.3	—	—	131.3
Non-U.S. government	195.1	51.7	—	—	246.8
Asset-backed	—	234.5	—	—	234.5
Agency commercial mortgage-backed	—	4.4	—	—	4.4
Agency residential mortgage-backed	—	518.7	—	—	518.7
Total fixed income securities, available for sale	1,675.7	3,016.5	—	—	4,692.2
Short-term investments, available for sale	260.2	1.7	—	—	261.9
Privately-held investments, available for sale	—	—	24.2	—	24.2
Fixed income securities, trading
U.S. government	261.3	—	—	—	261.3
Municipal	—	1.6	—	—	1.6
Corporate	—	151.1	—	—	151.1
Non-U.S. government-backed corporate	—	2.8	—	—	2.8
High yield loans	—	102.4	—	—	102.4
Non-U.S. government	9.6	14.8	—	—	24.4
Asset-backed	—	625.2	—	—	625.2
Agency mortgage-backed	—	31.1	—	—	31.1
Total fixed income securities, trading	270.9	929.0	—	—	1,199.9
Short-term investments, trading	1.0	—	—	—	1.0
Catastrophe bonds, trading	—	1.0	—	—	1.0
Privately-held investments, trading	—	—	286.8	—	286.8
Other investments	—	—	—	267.2	267.2

Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	17.0	—	—	17.0
Derivative liabilities — foreign exchange contracts	—	(45.9)	—	—	(45.9)
Derivative liabilities — loss portfolio transfer (1)	—	—	(3.6)	—	(3.6)
Total	$2,207.8	$3,919.3	$307.4	$267.2	$6,701.7
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(1) The loss portfolio transfer contract included a funds withheld arrangement that provided variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement was considered an embedded derivative and accounted for as an option-based derivative.
Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2025 and December 31, 2024:

Twelve Months Ended December 31, 2025	Balance at beginning of year	Purchases and issuances	Transfers in	Transfers (out)	Reclassifications	Settlements and sales	Increase/(decrease) in fair value included in net income (1) / OCI (2)	Balance at end of year	Change in unrealized gains (losses) relating to assets held at end of year (1) (2)
Assets
Privately-held investments, available for sale
Asset-backed securities	$24.2	$14.7	$—	$(10.6)	$—	$(14.8)	$2.8	$16.3	$0.6
Global corporate securities	—	33.8	—	—	—	—	0.4	34.2	0.4
Privately-held investments, trading
Commercial mortgage loans	$79.7	$0.1	$—	$—	$—	$(56.3)	$1.9	$25.4	$(0.3)
Middle market loans and other private debt	61.0	21.7	—	—	—	(49.4)	(4.4)	28.9	(2.7)
Asset-backed securities	127.6	56.1	—	(2.0)	—	(116.9)	2.7	67.5	3.4
Global corporate securities	18.5	—	—	—	—	(18.6)	0.1	—	—
Total Level 3 assets	$311.0	$126.4	$—	$(12.6)	$—	$(256.0)	$3.5	$172.3	$1.4

Liabilities
Derivative liabilities — loss portfolio transfer	$(3.6)	$—	$—	$—	$—	$0.7	$2.9	$—	$—
Total Level 3 liabilities	$(3.6)	$—	$—	$—	$—	$0.7	$2.9	$—	$—

Twelve Months Ended December 31, 2024
Assets
Privately-held investments, available for sale
Asset-backed securities	$14.9	$10.0	$—	$—	$—	$—	$(0.7)	$24.2	$0.2
Privately-held investments, trading
Commercial mortgage loans	$274.9	$0.5	$—	$—	$—	$(184.4)	$(11.3)	$79.7	$—
Middle market loans and other private debt	84.8	0.4	—	—	10.9	(35.5)	0.4	61.0	—
Asset-backed securities	82.9	56.1	—	—	—	(12.4)	1.0	127.6	1.1
Global corporate securities	14.4	4.4	—	—	—	(0.3)	—	18.5	—
Short-term investments	18.0	—	—	—	(10.9)	(7.1)	—	—	—
Total Level 3 assets	489.9	$71.4	$—	$—	$—	$(239.7)	$(10.6)	$311.0	$1.3

Liabilities
Derivative liabilities — loss portfolio transfer	$(16.5)	$—	$—	$—	$—	$—	$12.9	$(3.6)	$12.9
Total Level 3 liabilities	$(16.5)	$—	$—	$—	$—	$—	$12.9	$(3.6)	$12.9
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(1)    Increases/(decreases) in the fair value of privately-held investments, trading are included in realized and unrealized investment losses in the consolidated statements of operations and other comprehensive income. Increases/(decreases) in the fair value of derivative liabilities - loss portfolio transfer are included within change in fair value of derivatives in the consolidated statements of operations and other comprehensive income.
(2)    Increases/(decreases) in the fair value of privately-held investments, available for sale are included in other comprehensive income (“OCI”).

Fair Value Inputs, and Valuation Techniques
The following table summarizes the quantitative inputs and assumptions used for financial assets categorized within Level 3 under the fair value hierarchy as at December 31, 2025:

At December 31, 2025	Fair Value Level 3	Valuation Techniques	Unobservable Inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments, available for sale
Asset-backed securities	$16.3	Discounted cash flow	Discount rate	4.1%	—	4.1%	4.1%
Global corporate securities	34.2	Matrix Pricing	WAL spread (bps)	(13.0)	—	8.1	(2.9)
			Capital size spread (bps)	25.0	—	25.0	25.0

Privately-held investments, trading
Commercial mortgage loans	25.4	Discounted cash flow	Discount rate	3.9%	—	12.0%	4.8%
Middle market loans and other private debt	24.1	Discounted cash flow	Discount rate	7.0%	—	11.1%	8.1%
Middle market loans and other private debt	4.8	Recovery Approach	TEV/EBITDA	6.8x	—	6.8x	6.8x
Asset-backed securities	67.5	Discounted cash flow	Discount rate	6.0%	—	7.0%	6.1%
Total	$172.3